FEDERATED SHORT-TERM MUNICIPAL TRUST


                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                               August 30, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED SHORT-TERM MUNICIPAL TRUST (the "Trust")
            Institutional Shares
            Institutional Service Shares
           1933 Act File No. 2-72277
           1940 Act File No. 811-3181

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of
Prospectuses and Statement of Additional Information dated August 30, 2005, that would have been filed under Rule 497(c), do not differ from the form of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 43 on August 26, 2005.

      If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                Very truly yours,



                                                /s/ George Magera
                                                George Magera
                                                Assistant Secretary